Segmented Information - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Gross premiums written	$ 27,912.6	$ 23,910.2
Net premiums written	22,271.7	18,278.1
Net premiums earned	21,006.1	16,558.0
Underwriting expenses	(20,067.6)	(16,065.5)
Underwriting profit (loss)	938.5	492.5
Interest income	873.5	568.4
Dividends	140.4	108.2
Investment expenses	(52.1)	(35.8)
Interest and dividends	961.8	640.8
Share of profit of associates	1,014.7	402.0
Other Revenue	5,581.6	5,158.0
Other Expenses	(5,520.9)	(5,086.9)
Other Revenue (Expenses)	60.7	71.1
Operating income (loss)	2,975.7	1,606.4
Net gains (losses) on investments	(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries	1,219.7	264.0
Interest expense	(452.8)	(513.9)
Corporate overhead and other	(296.7)	(409.0)
Earnings before income taxes	1,712.0	4,392.6
Provision for income taxes	(425.2)	(726.0)
Shareholders of Fairfax	1,147.2	3,401.1
Non-controlling interests	139.6	265.5
Net earnings (loss)	1,286.8	3,666.6
Privi
Segmented Information
After tax gain amount		94.9
Toys "R" Us Canada
Segmented Information
After tax gain amount		85.7
External
Segmented Information
Gross premiums written	27,912.6	23,910.2
Net premiums earned	21,006.1	16,558.0
Property and Casualty Insurance and Reinsurance
Segmented Information
Net premiums earned	20,663.7	16,090.2
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Net premiums earned	6,107.8	5,024.8
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Net premiums earned	12,726.9	9,451.8
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Net premiums earned	1,829.0	1,613.6
Life insurance and Run-off
Segmented Information
Net premiums earned	342.4	467.8
Non-insurance companies
Segmented Information
Interest and dividends	26.6	(94.7)
Share of profit of associates	134.0	22.3
Non-controlling interests	136.8	44.3
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Gross premiums written	27,925.7	24,093.5
Net premiums written	21,927.0	17,809.4
Net premiums earned	20,663.7	16,090.2
Underwriting expenses	(19,558.4)	(15,289.0)
Underwriting profit (loss)	1,105.3	801.2
Interest income	795.8	520.8
Dividends	102.9	72.7
Investment expenses	(152.6)	(151.8)
Interest and dividends	746.1	441.7
Share of profit of associates	721.5	324.1
Operating income (loss)	2,572.9	1,567.0
Net gains (losses) on investments	(1,759.9)	2,644.5
Gain on sale and consolidation of insurance subsidiaries	1,219.7	133.5
Interest expense	(59.8)	(61.5)
Corporate overhead and other	(150.8)	(164.0)
Earnings before income taxes	1,822.1	4,119.5
Operating segments | Property and Casualty Insurance and Reinsurance | External
Segmented Information
Gross premiums written	27,561.7	23,796.0
Net premiums earned	20,663.7	16,448.3
Operating segments | Property and Casualty Insurance and Reinsurance | Intercompany
Segmented Information
Gross premiums written	364.0	297.5
Net premiums earned		(358.1)
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Gross premiums written	7,650.5	6,578.8
Net premiums written	6,457.6	5,319.7
Net premiums earned	6,107.8	5,024.8
Underwriting expenses	(5,674.8)	(4,637.9)
Underwriting profit (loss)	433.0	386.9
Interest income	249.0	154.4
Dividends	32.0	23.9
Investment expenses	(47.0)	(43.2)
Interest and dividends	234.0	135.1
Share of profit of associates	239.8	103.6
Operating income (loss)	906.8	625.6
Net gains (losses) on investments	(397.7)	518.5
Gain on sale and consolidation of insurance subsidiaries	1,213.2
Interest expense	(5.7)	(8.6)
Corporate overhead and other	(39.8)	(53.7)
Earnings before income taxes	1,676.8	1,081.8
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers | External
Segmented Information
Gross premiums written	7,600.9	6,544.6
Net premiums earned	6,140.8	5,435.3
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers | Intercompany
Segmented Information
Gross premiums written	49.6	34.2
Net premiums earned	(33.0)	(410.5)
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Gross premiums written	17,096.6	14,661.4
Net premiums written	13,506.3	10,755.5
Net premiums earned	12,726.9	9,451.8
Underwriting expenses	(12,067.9)	(9,077.6)
Underwriting profit (loss)	659.0	374.2
Interest income	447.8	299.6
Dividends	54.9	37.2
Investment expenses	(89.4)	(100.1)
Interest and dividends	413.3	236.7
Share of profit of associates	429.3	184.8
Operating income (loss)	1,501.6	795.7
Net gains (losses) on investments	(1,151.1)	604.1
Gain on sale and consolidation of insurance subsidiaries		68.7
Interest expense	(51.1)	(50.5)
Corporate overhead and other	(98.9)	(88.0)
Earnings before income taxes	200.5	1,330.0
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | External
Segmented Information
Gross premiums written	16,995.6	14,567.6
Net premiums earned	12,851.5	9,530.6
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Intercompany
Segmented Information
Gross premiums written	101.0	93.8
Net premiums earned	(124.6)	(78.8)
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Gross premiums written	3,178.6	2,853.3
Net premiums written	1,963.1	1,734.2
Net premiums earned	1,829.0	1,613.6
Underwriting expenses	(1,815.7)	(1,573.5)
Underwriting profit (loss)	13.3	40.1
Interest income	99.0	66.8
Dividends	16.0	11.6
Investment expenses	(16.2)	(8.5)
Interest and dividends	98.8	69.9
Share of profit of associates	52.4	35.7
Operating income (loss)	164.5	145.7
Net gains (losses) on investments	(211.1)	1,521.9
Gain on sale and consolidation of insurance subsidiaries	6.5	64.8
Interest expense	(3.0)	(2.4)
Corporate overhead and other	(12.1)	(22.3)
Earnings before income taxes	(55.2)	1,707.7
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | External
Segmented Information
Gross premiums written	2,965.2	2,683.8
Net premiums earned	1,671.4	1,482.4
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Intercompany
Segmented Information
Gross premiums written	213.4	169.5
Net premiums earned	157.6	131.2
Operating segments | Life insurance and Run-off
Segmented Information
Gross premiums written	350.9	472.3
Net premiums written	344.7	468.7
Net premiums earned	342.4	467.8
Underwriting expenses	(509.7)	(776.8)
Underwriting profit (loss)	(167.3)	(309.0)
Interest income	56.4	22.2
Dividends	12.3	7.8
Investment expenses	(13.1)	(10.7)
Interest and dividends	55.6	19.3
Share of profit of associates	56.4	16.8
Operating income (loss)	(55.3)	(272.9)
Net gains (losses) on investments	(306.5)	69.7
Interest expense	(13.2)	(7.9)
Corporate overhead and other	(1.4)	(38.4)
Earnings before income taxes	(376.4)	(249.5)
Operating segments | Life insurance and Run-off | External
Segmented Information
Gross premiums written	350.9	114.2
Net premiums earned	342.4	109.7
Operating segments | Life insurance and Run-off | Intercompany
Segmented Information
Gross premiums written		358.1
Net premiums earned		358.1
Operating segments | Non-insurance companies
Segmented Information
Interest income	10.2	3.9
Dividends	24.6	28.5
Investment expenses	(8.2)	(127.1)
Interest and dividends	26.6	(94.7)
Share of profit of associates	134.0	22.3
Other Revenue	5,581.6	5,157.5
Other Expenses	(5,520.9)	(5,092.1)
Other Revenue (Expenses)	60.7	65.4
Operating income (loss)	221.3	(7.0)
Net gains (losses) on investments	71.4	266.0
Interest expense	(122.8)	(140.3)
Earnings before income taxes	169.9	118.7
Operating segments | Corporate and Other
Segmented Information
Interest income	11.8	28.2
Dividends	0.6	(0.8)
Investment expenses	(2.8)	(2.8)
Interest and dividends	9.6	24.6
Share of profit of associates	102.8	38.8
Operating income (loss)	112.4	63.4
Net gains (losses) on investments	261.1	464.9
Gain on sale and consolidation of insurance subsidiaries		130.5
Interest expense	(257.2)	(305.4)
Corporate overhead and other	(19.9)	50.0
Earnings before income taxes	96.4	403.4
Eliminations and adjustments
Segmented Information
Gross premiums written	(364.0)	(655.6)
Underwriting expenses	0.5	0.3
Underwriting profit (loss)	0.5	0.3
Interest income	(0.7)	(6.7)
Investment expenses	124.6	256.6
Interest and dividends	123.9	249.9
Other Revenue		0.5
Other Expenses		5.2
Other Revenue (Expenses)		5.7
Operating income (loss)	124.4	255.9
Interest expense	0.2	1.2
Corporate overhead and other	(124.6)	(256.6)
Earnings before income taxes		0.5
Eliminations and adjustments | Intercompany
Segmented Information
Gross premiums written	$ (364.0)	$ (655.6)